Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 27, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Dec. 14, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 09, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Nov. 29, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
C000007554
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 30,898	$ 28,774	$ 29,967	$ 27,175	$ 24,065	$ 24,383	$ 22,443	$ 20,761	$ 18,824	$ 19,184	$ 23,334		$ 23,963	$ 22,881	$ 22,465	$ 20,628	$ 17,856			$ 14,375	$ 13,538		$ 11,006	$ 15,817	$ 14,207	$ 14,506	$ 14,053	$ 12,456	$ 15,061	$ 14,449	$ 14,148	$ 14,273	$ 13,467	$ 12,734	$ 12,266	$ 11,782		$ 10,880	$ 10,024	$ 9,893	$ 9,955	$ 9,513	$ 10,333	$ 10,305	$ 10,364	$ 10,000
C000174795
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 269,778	251,129	261,410	236,932	209,731	212,382	195,384	180,666	163,719	166,758	202,741		208,068	198,572	194,844	178,832	154,710			124,507	117,226		95,278	136,895	122,912	125,485	121,555	107,714	130,190	124,855	122,209	123,276	116,286	109,909	105,844	101,626	$ 100,000
C000174796
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 676,505	629,663	655,393	593,982	525,734	532,332	489,731	452,799	410,270	417,886	508,056		521,406	497,597	488,259	448,070	387,570			311,865	293,638		238,573	342,699	307,685	314,040	304,132	269,436	325,623	312,245	305,593	308,225	290,715	274,772	264,576	254,029	250,000
C000225884
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 1,780,914	1,657,303	1,724,888	1,563,180	1,383,361	1,400,599	1,288,318	1,190,946	1,079,049	1,099,072	1,336,009		1,371,107	1,308,188	1,283,533	1,177,788	1,018,774	$ 1,000,000
C000007556
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 22,541	20,858	22,235	20,932	18,264	18,249	16,235	14,638	13,985	14,870	17,795		18,945	18,314	17,712	16,406	14,133			11,167	10,611		8,609	12,760	11,448	11,853	11,339	9,993	12,768	12,731	12,784	13,302	12,777	12,062	11,840	11,495		10,421	9,666	9,415	9,969	9,325	10,225	10,238	10,339	10,000
C000174797
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 203,334	188,133	200,460	188,670	164,568	164,408	146,206	131,767	125,848	133,791	160,066		170,348	164,609	159,159	147,360	126,936			100,260	95,245		77,247	114,458	102,632	106,244	101,611	89,544	114,335	113,961	114,385	118,968	114,238	107,799	105,795	102,671	100,000
C000174798
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 511,082	472,670	503,534	473,748	413,191	412,589	366,887	330,620	315,655	335,554	401,307		426,996	412,528	398,821	369,156	317,838			251,006	238,393		193,290	286,402	256,839	265,808	254,220	223,973	285,939	285,005	286,064	297,524	285,655	269,497	264,488	256,678	250,000
C000225885
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 1,623,251	1,501,266	1,599,068	1,504,477	1,311,714	1,310,014	1,164,717	1,049,371	1,001,871	1,064,581	1,272,978		1,354,479	1,308,549	1,264,860	1,170,972	1,008,192	1,000,000
C000007560
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 18,910	17,587	18,132	17,376	16,155	17,081	16,382	14,820	12,732	14,401	16,836		17,822	17,146	17,738	16,658	15,001			11,588	10,839		8,964	13,763	12,425	12,470	11,955	10,619	12,741	12,729	12,768	13,104	12,612	11,572	11,095	10,312		9,581	8,803	9,137	9,853	9,308	10,432	10,524	10,305	10,000
C000174801
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 191,389	177,894	183,357	175,599	163,190	172,436	165,332	149,452	128,323	145,087	169,562		179,393	172,544	178,394	167,448	150,746			116,384	108,857		89,946	138,118	124,621	125,028	119,868	106,423	127,613	127,494	127,851	131,217	126,231	115,834	110,985	103,123	100,000
C000174802
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 480,196	446,337	459,908	440,443	409,281	432,470	414,522	374,694	321,730	363,763	425,125		449,774	432,507	447,168	419,738	377,764			291,627	272,774		225,407	345,946	312,131	313,151	300,117	266,456	319,473	319,077	319,968	328,290	315,760	289,677	277,461	257,807	250,000
C000225887
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 1,294,878	1,203,179	1,240,154	1,187,279	1,103,258	1,166,140	1,117,742	1,010,348	867,650	980,609	1,145,676		1,212,122	1,165,711	1,205,226	1,130,975	1,018,164	1,000,000
C000007558
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 20,221	19,047	19,474	18,561	16,882	17,205	16,334	15,818	14,757	15,377	17,486		18,165	17,535	17,466	16,476	14,944			12,875	12,289		10,721	13,750	12,992	12,970	12,537	11,525	12,701	12,397	12,369	12,572	12,063	11,634	11,439	10,984		10,463	9,933	9,974	9,898	9,747	10,476	10,469	10,375	10,000
C000174799
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 189,622	178,549	182,446	173,742	157,939	160,854	152,612	147,688	137,701	143,433	162,949		169,175	163,266	162,540	153,193	138,899			119,614	114,135		99,570	127,614	120,533	120,334	116,318	106,853	117,698	114,878	114,552	116,396	111,645	107,608	105,772	101,535	100,000
C000174800
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 475,293	447,377	457,115	435,403	395,830	403,006	382,358	370,020	345,002	359,362	408,259		423,856	409,041	407,223	383,810	347,896			299,512	285,799		249,231	319,429	301,721	301,124	290,977	267,301	294,376	287,234	286,511	291,031	279,112	269,102	264,431	253,837	250,000
C000225886
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 1,384,122	1,303,078	1,331,329	1,267,994	1,152,731	1,173,623	1,113,513	1,077,226	1,004,360	1,046,149	1,188,445		1,233,475	1,190,476	1,184,854	1,116,733	1,012,235	1,000,000
C000007562
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 15,238	14,007	14,633	14,617	13,447	14,441	14,014	12,303	10,006	11,751	13,319		14,586	14,443	15,207	14,582	13,377			10,174	9,817		7,890	12,750	11,479	11,569	11,193	10,265	12,265	12,378	13,034	13,405	13,094	12,002	11,305	10,331		9,708	8,570	9,291	9,574	9,102	10,483	10,603	9,955	10,000
C000174804
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 154,201	141,677	147,911	147,746	135,811	145,867	141,433	124,133	100,924	118,417	134,234		146,856	145,408	153,002	146,648	134,457			102,240	98,591		79,263	128,044	115,236	116,143	112,363	102,986	123,035	124,116	130,651	134,365	131,239	120,219	113,206	103,415	100,000
C000174803
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 387,601	355,994	371,659	371,104	341,128	366,241	355,110	311,535	253,346	297,235	336,787		368,455	364,733	383,753	367,839	337,175			256,309	247,045		198,537	320,644	288,589	290,858	281,150	257,700	307,879	310,583	326,806	336,093	328,097	300,546	283,015	258,538	250,000
C000225888
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 1,162,144	1,067,030	1,113,964	1,112,303	1,022,327	1,097,528	1,063,789	933,305	758,618	889,970	1,008,344		1,103,122	1,091,754	1,148,664	1,100,658	1,008,517	1,000,000
C000007564
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 18,429	16,469	16,998	16,912	15,171	15,656	15,077	14,149	11,070	12,465	14,670		16,542	16,369	16,673	15,490	13,887			11,022	10,176		8,160	13,224	11,755	11,851	11,329	10,025	12,107	12,626	12,700	13,144	12,939	12,461	11,425	10,426		10,271	9,468	9,697	9,807	9,630	10,835	10,631	9,735	10,000
C000174805
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 184,243	164,503	169,698	168,832	151,368	156,120	150,350	141,017	110,358	124,153	146,009		164,540	162,856	165,712	153,881	137,971			109,475	100,998		80,926	131,226	116,666	117,463	112,283	99,373	119,926	125,140	125,801	130,207	128,107	123,376	113,136	103,178	100,000
C000174806
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 463,677	413,881	426,767	424,583	380,432	392,407	377,866	354,342	277,090	311,831	366,663		413,333	408,714	415,899	386,133	346,104			274,430	253,119		202,857	328,914	292,216	294,419	281,401	249,155	300,473	313,146	314,799	325,819	320,445	308,439	282,839	257,945	250,000
C000225889
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 1,356,219	1,211,138	1,248,846	1,242,455	1,112,986	1,148,021	1,105,479	1,036,660	810,386	911,991	1,072,354		1,208,234	1,195,078	1,216,086	1,129,052	1,012,005	1,000,000
C000036890
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 19,956	18,338	18,652	18,118	16,698	17,026	16,110	14,766	13,076	14,742	17,689		19,045	18,618	18,931	17,712	15,976			12,839	12,062		9,800	14,133	12,649	12,747	12,273	10,889	13,301	13,065	13,359	13,817	13,416	12,813	12,067	11,402		10,614	9,607	9,976	10,372	9,656	10,558	10,431	10,183	10,000
C000174807
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 181,520	166,721	169,496	164,563	151,611	154,510	146,193	133,985	118,550	133,578	160,217		172,437	168,462	171,288	160,190	144,406			116,014	108,991		88,542	127,581	114,145	114,961	110,748	98,179	119,960	117,767	120,347	124,474	120,866	115,375	108,664	102,563	100,000
C000174808
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 456,076	418,715	425,684	413,101	380,517	387,986	366,921	336,089	297,464	335,147	401,757		432,208	422,372	429,279	401,478	361,935			290,635	273,052		221,682	319,423	285,780	287,820	277,109	245,828	300,171	294,687	301,139	311,300	302,166	288,438	271,660	256,406	250,000
C000225890
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 1,281,315	1,176,396	1,195,966	1,160,631	1,069,056	1,089,480	1,029,820	943,285	834,921	940,621	1,127,464		1,212,878	1,184,988	1,204,358	1,126,392	1,015,012	1,000,000
C000235267
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 10,231	9,740	9,686	9,653	9,014	9,222	9,199	9,049	8,857	9,111	9,661	$ 10,000
C000219731
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 106,819	101,660	100,924	100,661	93,973	95,981	95,692	94,082	92,043	94,665	100,366		105,864	105,930	105,533	103,596	104,854			102,041	99,928	$ 100,000
C000219732
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 267,479	254,541	252,684	251,718	234,950	240,253	239,518	235,461	230,352	236,906	251,157		264,909	265,064	264,056	259,425	262,254			255,171	249,833	250,000
C000225891
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 1,029,284	979,306	971,948	967,890	903,227	923,381	921,395	904,628	884,826	909,818	964,410		1,017,017	1,017,402	1,013,329	994,321	1,005,874		$ 1,000,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522		27,801	25,040	24,895	22,934	21,600			19,260	17,682		14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911		11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 300,498	283,792	272,134	246,151	220,385	227,843	209,526	194,913	181,211	190,513	227,075		238,021	214,381	213,140	196,354	184,934			164,902	151,384		125,585	156,196	143,207	140,816	135,005	118,793	137,364	127,530	123,297	124,240	116,499	111,503	108,163	101,977	100,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 751,245	709,480	680,336	615,377	550,961	569,607	523,814	487,282	453,029	476,284	567,688		595,051	535,951	532,850	490,885	462,336			412,255	378,460		313,962	390,490	358,018	352,040	337,514	296,982	343,410	318,826	308,241	310,599	291,247	278,757	270,407	254,942	250,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,652,837	1,560,950	1,496,829	1,353,911	1,212,188	1,253,210	1,152,461	1,072,086	996,723	1,047,887	1,248,988		1,309,191	1,179,164	1,172,340	1,080,012	1,017,200	1,000,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522		27,801	25,040	24,895	22,934	21,600			19,260	17,682		14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911		11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 300,498	283,792	272,134	246,151	220,385	227,843	209,526	194,913	181,211	190,513	227,075		238,021	214,381	213,140	196,354	184,934			164,902	151,384		125,585	156,196	143,207	140,816	135,005	118,793	137,364	127,530	123,297	124,240	116,499	111,503	108,163	101,977	100,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 751,245	709,480	680,336	615,377	550,961	569,607	523,814	487,282	453,029	476,284	567,688		595,051	535,951	532,850	490,885	462,336			412,255	378,460		313,962	390,490	358,018	352,040	337,514	296,982	343,410	318,826	308,241	310,599	291,247	278,757	270,407	254,942	250,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,652,837	1,560,950	1,496,829	1,353,911	1,212,188	1,253,210	1,152,461	1,072,086	996,723	1,047,887	1,248,988		1,309,191	1,179,164	1,172,340	1,080,012	1,017,200	1,000,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 26,114	24,551	23,921	21,970	19,719	20,426	19,121	17,748	16,169	17,236	20,565		21,682	20,119	20,121	18,675	17,799			15,618	14,471		12,124	15,357	14,146	14,071	13,529	12,028	13,892	13,233	13,007	13,176	12,489	11,912	11,451	10,765		10,569	10,078	9,978	10,013	9,491	10,367	10,335	10,101	10,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 248,386	233,523	227,535	208,977	187,565	194,291	181,870	168,819	153,800	163,944	195,606		206,233	191,372	191,385	177,630	169,297			148,557	137,643		115,319	146,069	134,553	133,838	128,689	114,411	132,138	125,869	123,724	125,329	118,789	113,307	108,921	102,393	100,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 620,965	583,807	568,838	522,442	468,913	485,728	454,676	422,048	384,500	409,861	489,015		515,583	478,430	478,464	444,074	423,243			371,391	344,108		288,297	365,172	336,383	334,594	321,723	286,028	330,346	314,673	309,309	313,323	296,974	283,267	272,303	255,982	250,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 1,493,567	1,404,193	1,368,189	1,256,595	1,127,846	1,168,290	1,093,603	1,015,126	924,814	985,812	1,176,197		1,240,100	1,150,736	1,150,818	1,068,102	1,018,000	1,000,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522		27,801	25,040	24,895	22,934	21,600			19,260	17,682		14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,023	12,633	11,911		11,472	11,047	10,782	10,638	9,939	10,622	10,593	10,493	10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 300,498	283,792	272,134	246,151	220,385	227,843	209,526	194,913	181,211	190,513	227,075		238,021	214,381	213,140	196,354	184,934			164,902	151,384		125,585	156,196	143,207	140,816	135,005	118,793	137,364	127,530	123,297	124,240	116,499	111,503	108,163	101,977	100,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 751,245	709,480	680,336	615,377	550,961	569,607	523,814	487,282	453,029	476,284	567,688		595,051	535,951	532,850	490,885	462,336			412,255	378,460		313,962	390,490	358,018	352,040	337,514	296,982	343,410	318,826	308,241	310,599	291,247	278,757	270,407	254,942	250,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,652,837	1,560,950	1,496,829	1,353,911	1,212,188	1,253,210	1,152,461	1,072,086	996,723	1,047,887	1,248,988		1,309,191	1,179,164	1,172,340	1,080,012	1,017,200	1,000,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 17,373	16,122	16,220	15,361	13,900	14,495	14,068	13,024	11,210	12,345	14,465		15,196	14,733	14,830	14,038	13,492			11,646	11,100		9,624	12,541	11,628	11,737	11,308	10,238	11,739	11,588	11,675	11,917	11,434	10,825	10,248	9,595		9,630	9,060	9,156	9,338	8,986	10,048	10,000	9,631	10,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 186,975	173,514	174,566	165,321	149,602	156,003	151,414	140,174	120,648	132,865	155,681		163,546	158,562	159,614	151,084	145,214			125,348	119,469		103,578	134,974	125,143	126,318	121,705	110,191	126,342	124,713	125,649	128,264	123,057	116,507	110,297	103,266	100,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 467,439	433,784	436,414	413,303	374,004	390,007	378,535	350,435	301,620	332,163	389,203		408,865	396,405	399,036	377,710	363,035			313,369	298,673		258,946	337,436	312,858	315,796	304,262	275,478	315,854	311,782	314,123	320,659	307,643	291,267	275,742	258,165	250,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 1,312,308	1,217,824	1,225,208	1,160,326	1,049,995	1,094,924	1,062,717	983,827	846,782	932,530	1,092,666		1,147,867	1,112,884	1,120,271	1,060,399	1,019,200	1,000,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 17,373	16,122	16,220	15,361	13,900	14,495	14,068	13,024	11,210	12,345	14,465		15,196	14,733	14,830	14,038	13,492			11,646	11,100		9,624	12,541	11,628	11,737	11,308	10,238	11,739	11,588	11,675	11,917	11,434	10,825	10,248	9,595		9,630	9,060	9,156	9,338	8,986	10,048	10,000	9,631	10,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 186,975	173,514	174,566	165,321	149,602	156,003	151,414	140,174	120,648	132,865	155,681		163,546	158,562	159,614	151,084	145,214			125,348	119,469		103,578	134,974	125,143	126,318	121,705	110,191	126,342	124,713	125,649	128,264	123,057	116,507	110,297	103,266	100,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 467,439	433,784	436,414	413,303	374,004	390,007	378,535	350,435	301,620	332,163	389,203		408,865	396,405	399,036	377,710	363,035			313,369	298,673		258,946	337,436	312,858	315,796	304,262	275,478	315,854	311,782	314,123	320,659	307,643	291,267	275,742	258,165	250,000
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Account Value	$ 1,312,308	1,217,824	1,225,208	1,160,326	1,049,995	1,094,924	1,062,717	983,827	846,782	932,530	1,092,666		1,147,867	1,112,884	1,120,271	1,060,399	1,019,200	1,000,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 26,114	24,551	23,921	21,970	19,719	20,426	19,121	17,748	16,169	17,236	20,565		21,682	20,119	20,121	18,675	17,799			15,618	14,471		12,124	15,357	14,146	14,071	13,529	12,028	13,892	13,233	13,007	13,176	12,489	11,912	11,451	10,765		10,569	10,078	9,978	10,013	9,491	10,367	10,335	10,101	10,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 248,386	233,523	227,535	208,977	187,565	194,291	181,870	168,819	153,800	163,944	195,606		206,233	191,372	191,385	177,630	169,297			148,557	137,643		115,319	146,069	134,553	133,838	128,689	114,411	132,138	125,869	123,724	125,329	118,789	113,307	108,921	102,393	100,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 620,965	583,807	568,838	522,442	468,913	485,728	454,676	422,048	384,500	409,861	489,015		515,583	478,430	478,464	444,074	423,243			371,391	344,108		288,297	365,172	336,383	334,594	321,723	286,028	330,346	314,673	309,309	313,323	296,974	283,267	272,303	255,982	250,000
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 1,493,567	1,404,193	1,368,189	1,256,595	1,127,846	1,168,290	1,093,603	1,015,126	924,814	985,812	1,176,197		1,240,100	1,150,736	1,150,818	1,068,102	1,018,000	1,000,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,797	9,313	9,307	9,379	8,781	9,074	9,151	8,888	8,725	9,160	9,611	$ 10,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 96,024	91,281	91,221	91,935	86,067	88,941	89,698	87,118	85,516	89,783	94,205		100,147	100,136	100,084	98,285	101,716			101,040	100,000	100,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 240,060	228,202	228,054	229,836	215,168	222,353	224,246	217,795	213,790	224,458	235,511		250,368	250,339	250,210	245,714	254,290			252,600	250,000	$ 250,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 947,346	900,552	899,966	907,001	849,116	877,468	884,940	859,482	843,679	885,775	929,396		988,025	987,911	987,399	969,657	1,003,500		$ 1,000,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,188	22,104	22,594	20,731	18,932	19,550	18,785	18,597	16,543	17,528	19,966		20,115	18,664	18,811	17,880	16,072			13,825	13,093		11,456	15,635	14,557	14,361	13,830	12,356	13,997	13,242	13,087	13,469	12,787	12,400	12,236	11,849		11,107	10,733	10,263	10,098	9,558	10,434	10,422	10,498	10,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 209,248	191,216	195,458	179,336	163,777	169,121	162,507	160,882	143,108	151,630	172,719		174,006	161,461	162,730	154,672	139,031			119,596	113,265		99,103	135,257	125,926	124,237	119,642	106,890	121,081	114,552	113,216	116,513	110,617	107,270	105,852	102,500	100,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 523,121	478,041	488,645	448,339	409,442	422,803	406,268	402,205	357,770	379,074	431,797		435,016	403,652	406,825	386,679	347,577			298,991	283,162		247,758	338,143	314,815	310,591	299,106	267,226	302,702	286,379	283,039	291,282	276,542	268,175	264,629	256,250	250,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 1,519,950	1,388,970	1,419,779	1,302,669	1,189,652	1,228,472	1,180,429	1,168,626	1,039,518	1,101,417	1,254,604		1,263,958	1,172,829	1,182,049	1,123,514	1,009,900	1,000,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,188	22,104	22,594	20,731	18,932	19,550	18,785	18,597	16,543	17,528	19,966		20,115	18,664	18,811	17,880	16,072			13,825	13,093		11,456	15,635	14,557	14,361	13,830	12,356	13,997	13,242	13,087	13,469	12,787	12,400	12,236	11,849		11,107	10,733	10,263	10,098	9,558	10,434	10,422	10,498	10,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 209,248	191,216	195,458	179,336	163,777	169,121	162,507	160,882	143,108	151,630	172,719		174,006	161,461	162,730	154,672	139,031			119,596	113,265		99,103	135,257	125,926	124,237	119,642	106,890	121,081	114,552	113,216	116,513	110,617	107,270	105,852	102,500	100,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 523,121	478,041	488,645	448,339	409,442	422,803	406,268	402,205	357,770	379,074	431,797		435,016	403,652	406,825	386,679	347,577			298,991	283,162		247,758	338,143	314,815	310,591	299,106	267,226	302,702	286,379	283,039	291,282	276,542	268,175	264,629	256,250	250,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 1,519,950	1,388,970	1,419,779	1,302,669	1,189,652	1,228,472	1,180,429	1,168,626	1,039,518	1,101,417	1,254,604		1,263,958	1,172,829	1,182,049	1,123,514	1,009,900	1,000,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,008	11,415	11,407	11,496	10,762	11,122	11,216	10,893	10,693	11,227	11,779		12,522	12,520	12,514	12,289	12,718			12,633	12,555		12,201	11,829	11,808	11,546	11,201	10,881	10,705	10,703	10,720	10,879	10,837	10,745	10,592	10,506		10,828	10,779	10,546	10,236	10,294	10,169	10,343	10,179	10,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 / 40% Bloomberg U.S. Aggregate
Account Value	$ 23,429	22,185	21,623	20,410	18,599	19,222	18,331	17,347	16,460	17,281	19,555		20,599	19,329	19,252	18,190	17,779			16,533	15,650		13,811	15,497	14,694	14,412	13,863	12,682	13,719	13,117	12,861	12,987	12,473	12,108	11,821	11,371		11,248	10,974	10,720	10,499	10,094	10,448	10,502	10,367	10,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 114,463	108,805	108,729	109,584	102,587	106,011	106,909	103,836	101,930	107,013	112,279		119,357	119,345	119,285	117,141	121,227			120,420	119,678		116,305	112,753	112,551	110,052	106,764	103,715	102,041	102,021	102,185	103,699	103,296	102,425	100,961	100,140	100,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 / 40% Bloomberg U.S. Aggregate
Account Value	$ 208,594	197,514	192,508	181,715	165,586	171,131	163,200	154,443	146,544	153,852	174,100		183,398	172,092	171,406	161,948	158,292			147,193	139,335		122,957	137,968	130,825	128,310	123,422	112,910	122,145	116,784	114,505	115,627	111,052	107,796	105,239	101,240	100,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 286,157	272,012	271,822	273,959	256,468	265,028	267,273	259,590	254,824	267,532	280,697		298,391	298,362	298,213	292,853	303,067			301,050	299,195		290,763	281,883	281,377	275,131	266,910	259,287	255,104	255,053	255,461	259,246	258,239	256,063	252,403	250,350	250,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 / 40% Bloomberg U.S. Aggregate
Account Value	$ 521,485	493,784	481,271	454,286	413,966	427,828	407,999	386,107	366,360	384,630	435,249		458,495	430,229	428,515	404,870	395,729			367,983	348,337		307,392	344,919	327,062	320,775	308,556	282,276	305,361	291,960	286,264	289,068	277,629	269,491	263,097	253,100	250,000
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 947,346	900,552	899,966	907,001	849,116	877,468	884,940	859,482	843,679	885,775	929,396		988,025	987,911	987,399	969,657	1,003,500	1,000,000
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 / 40% Bloomberg U.S. Aggregate
Account Value	$ 1,333,333	1,262,507	1,230,513	1,161,519	1,058,428	1,093,870	1,043,171	987,197	936,709	983,421	1,112,845		1,172,280	1,100,009	1,095,627	1,035,173	1,011,800	1,000,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 17,419	16,240	16,308	15,417	13,962	14,561	14,144	13,039	11,112	12,260	14,341		15,241	14,842	14,909	14,176	13,700			11,805	11,264		9,805	12,706	11,746	11,873	11,452	10,413	11,906	11,747	11,895	12,079	11,589	10,995	10,361	9,661		9,730	9,142	9,278	9,566	9,135	10,176	10,114	9,643	10,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 186,469	173,848	174,581	165,041	149,467	155,873	151,407	139,584	118,957	131,241	153,516		163,159	158,885	159,603	151,757	146,654			126,371	120,583		104,965	136,017	125,744	127,104	122,593	111,468	127,450	125,753	127,332	129,310	124,062	117,706	110,918	103,420	100,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 466,172	434,619	436,452	412,604	373,668	389,684	378,517	348,960	297,392	328,103	383,791		407,898	397,213	399,008	379,394	366,635			315,928	301,458		262,411	340,043	314,360	317,760	306,482	278,670	318,626	314,382	318,329	323,275	310,156	294,265	277,295	258,550	250,000
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 1,298,827	1,210,915	1,216,022	1,149,577	1,041,095	1,085,718	1,054,607	972,256	828,581	914,145	1,069,300		1,136,465	1,106,695	1,111,698	1,057,048	1,021,500	1,000,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 17,896	16,202	16,459	16,045	14,507	15,031	14,957	14,246	12,366	13,658	16,643		17,940	17,871	17,743	16,929	16,141			13,731	12,469		10,249	14,313	12,848	12,883	12,660	11,413	13,612	13,729	13,859	13,929	13,162	12,271	11,438	10,629		$ 10,929	$ 10,119	$ 10,250	$ 10,189	$ 9,629	$ 10,470	$ 10,051	$ 9,662	$ 10,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 173,026	156,656	159,138	155,136	140,267	145,325	144,616	137,743	119,558	132,050	160,919		173,460	172,786	171,551	163,678	156,062			132,762	120,561		99,097	138,384	124,223	124,559	122,405	110,344	131,613	132,741	134,001	134,674	127,255	118,642	110,591	102,770	100,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 432,565	391,639	397,845	387,839	350,668	363,312	361,540	344,357	298,895	330,125	402,297		433,649	431,965	428,877	409,195	390,155			$ 331,906	$ 301,404		$ 247,743	$ 345,961	$ 310,557	$ 311,398	$ 306,012	$ 275,861	$ 329,032	$ 331,853	$ 335,002	$ 336,685	$ 318,138	$ 296,605	$ 276,477	$ 256,925	$ 250,000
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Account Value	$ 1,145,399	$ 1,037,030	$ 1,053,464	$ 1,026,968	$ 928,542	$ 962,021	$ 957,330	$ 911,830	$ 791,450	$ 874,144	$ 1,065,250		$ 1,148,270	$ 1,143,809	$ 1,135,632	$ 1,083,515	$ 1,033,100	$ 1,000,000